Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

TARGET ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at
www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Target Allocation Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Target 2015 Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Target 2015 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.36%	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.60%	0.60%
Total Annual Portfolio Operating Expenses	1.31%	1.31%
Fee Waiver and/or Expense Reimbursement†	-0.11%	-0.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.60% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$404	$708	$1,569
Class B Shares	$122	$404	$708	$1,569

*****

Effective January 1, 2012, the last sentence in the fifth paragraph in the section entitled "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is hereby deleted in its entirety and replaced with the following:

The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

*****

Target 2025 Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Target 2025 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.58%	0.58%
Total Annual Portfolio Operating Expenses	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement†	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%	1.18%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.60% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$120	$396	$693	$1,536
Class B Shares	$120	$396	$693	$1,536

*****

Effective January 1, 2012, the last sentence in the fifth paragraph in the section entitled "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is hereby deleted in its entirety and replaced with the following:

The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

*****

Target 2035 Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Target 2035 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.57%	0.57%
Total Annual Portfolio Operating Expenses	1.42%	1.42%
Fee Waiver and/or Expense Reimbursement†	-0.25%	-0.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.17%	1.17%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.60% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$119	$425	$753	$1,680
Class B Shares	$119	$425	$753	$1,680

*****

Effective January 1, 2012, the last sentence in the fifth paragraph in the section entitled "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is hereby deleted in its entirety and replaced with the following:

The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

*****

Target 2045 Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Target 2045 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.74%	0.74%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.56%	0.56%
Total Annual Portfolio Operating Expenses	1.65%	1.65%
Fee Waiver and/or Expense Reimbursement†	-0.49%	-0.49%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%	1.16%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.60% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$472	$851	$1,913
Class B Shares	$118	$472	$851	$1,913

*****

Effective January 1, 2012, the last sentence in the fifth paragraph in the section entitled "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is hereby deleted in its entirety and replaced with the following:

The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

*****

Target 2015 Allocation Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,569
Target 2015 Allocation Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,569
Target 2015 Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Target 2015 Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Target 2015 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.36%	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.60%	0.60%
Total Annual Portfolio Operating Expenses	1.31%	1.31%
Fee Waiver and/or Expense Reimbursement†	-0.11%	-0.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.60% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$404	$708	$1,569
Class B Shares	$122	$404	$708	$1,569

*****

Effective January 1, 2012, the last sentence in the fifth paragraph in the section entitled "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is hereby deleted in its entirety and replaced with the following:

The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.60% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.